RELATED PARTY (Details - Voting agreements) - Brookfield Renewable	12 Months Ended
Dec. 31, 2018
Subsidiaries with material non-controlling interests [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	30.00%
Bottom of range | Brookfield Americas Infrastructure Fund
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	22.00%
Bottom of range | Brookfield Infrastructure Fund II
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	40.00%
Bottom of range | Brookfield Infrastructure Fund III
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	24.00%
Top of range | Brookfield Americas Infrastructure Fund
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%
Top of range | Brookfield Infrastructure Fund II
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	50.10%
Top of range | Brookfield Infrastructure Fund III
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	31.00%